General information (Tables)	12 Months Ended
Dec. 31, 2023
General information
Summary of effect of reorganization on components of equity

	Class A	Class B
Capital and reserves	ordinary	ordinary		Particip.
in number of shares	shares	shares	Shares	certificates
Reorganization transactions	180,341,159	903,670,701	(344,611)	(158,709)

Capital and reserves
expressed in	Ordinary	Share	Treasury	Additional paid in	Particip.
thousands of Euros	shares	capital	shares	capital	certificates
Reorganization transactions	24,890	(302)	624	(125,136)	(164)